Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Borrowings [Abstract]
Short-term borrowings

	2012	2011
	(In Thousands)

Amount outstanding at end of year:
Securities sold under agreements to repurchase	$2,410	$2,685
Federal funds purchased	—	—
Federal Home Loan Bank	—	—
Treasury tax and loan note	—	—

Total	$2,410	$2,685

Weighted average interest rate at end of year	1.31%	1.33%
Maximum amount outstanding at any end of month	$3,064	$5,194
Daily average amount outstanding	2,861	3,215
Approximate weighted average interest rate for the year	1.29%	1.21%

Long-term borrowings

	2012	2011
	(In Thousands)
Convertible advances:
Maturing in 2013 with an initial fixed rate of 3.11%	$—	$5,000
Maturing in 2017 with initial fixed rates ranging from 4.30% to 4.60%, with a weighted average rate of 4.45% at December 31, 2012 and 2011.	10,000	10,000

Total	$10,000	$15,000